Financial Instruments - Exposure to Currency Risk (Detail) - Currency risk [member] - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	₩ 5,441,771	₩ 4,979,817
Liabilities	10,927,022	11,146,695
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	670,436	538,330
Liabilities	530,728	2,882,376
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	303,556	343,321
Liabilities	213,071	264,563
Others [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	2,280,424	1,108,650
Liabilities	₩ 367,264	₩ 461,634